Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Income Before Income Tax

For financial reporting purposes, income before income tax includes the following components:

	2012	2013	2014
Luxembourg	72,166	35,913	37,058
Ireland	(15,611)	(4,556)	(31,538)
Hong Kong	2,665	81,331	90,847
Other jurisdictions	579	362	703

Income before income tax—total	59,799	113,050	97,069

Schedule of Expense/(Benefit) for Income Taxes

The expense/(benefit) for income taxes is comprised of:

	2012	2013	2014
Current tax expense:
Luxembourg	90	115	106
Ireland	72	67	110
Hong Kong	16	7	9
Other jurisdictions	123	116	211

Current tax expense—total	301	305	436

Deferred tax expense:
Luxembourg	—	—	—
Ireland	(1,663)	(106)	5,841
Hong Kong	—	—	—
Other jurisdictions	—	5	(4)

Deferred tax (benefit)/ expense—total	(1,663)	(101)	5,837

Total income tax expense	(1,362)	204	6,273

Reconciliation between Amount of Income Tax Expense Resulted from Applying Statutory Tax Rate and Reported Amount of Income Tax Expense

The reconciliation between the amount of income tax expense that would result from applying the statutory tax rate of 28.3%* (2013: 29.2%; 2012: 28.8%) and the reported amount of income tax expense is as follows:

	2012	2013	2014
Income before income tax	59,799	113,050	97,069

Income tax at statutory rate	17,222	33,033	27,471
Foreign tax rate differential	2,626	(9,572)	(5,400)
Non-deductible expenses	299	281	7,622
Non-taxable income	(21,620)	(23,977)	(25,745)
Prior year adjustments	72	(1,773)	110
Change in valuation allowance	—	1,827	2,536
Other	39	385	(321)

Total	(1,362)	204	6,273

Tax Effects of Temporary Differences and Carry-forwards to Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences and carry-forwards that give rise to deferred tax assets and deferred tax liabilities at December 31, 2013 and 2014 are as follows:

	2013	2014
Deferred tax assets:
Operating loss carry-forwards	83,331	125,978
Accrued expenses	—	223

Total deferred tax assets before valuation allowances	83,331	126,201
Valuation allowance	(1,827)	(4,363)

Total deferred tax assets	81,504	121,838
Deferred tax liabilities:
Flight equipment	(73,166)	(119,001)
Deposits on flight equipment	(759)	(847)
Accrued maintenance liabilities	(279)	—

Total deferred tax liabilities	(74,204)	(119,848)

Net deferred tax assets/(liabilities)	7,300	1,990

Deferred Tax Assets and Deferred Tax Liabilities Relating to Same Taxable Entity

When deferred tax assets and deferred tax liabilities relate to the same taxable entity, they are offset and presented as a single amount on the consolidated balance sheet, resulting in the following net balances:

Deferred tax assets	19,431	18,996
Deferred tax liabilities	(12,131)	(17,006)

Net deferred tax assets/(liabilities)	7,300	1,990